Schedule II Fidelity National Financial, Inc. (Parent Company) - Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Nov. 17, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents, at December 31, 2017 and 2016, includes pledged cash of $475 and $331, respectively, related to secured trust deposits	$ 960	$ 1,110			$ 1,049
Short-term investments, includes pledged short term investments of $3 and $212 at December 31, 2017 and 2016, respectively, related to secured trust deposits	346	295			482
Investment in unconsolidated affiliates	155	150			150
Trade and notes receivables, net of allowance of $18 and $21 at December 31, 2017 and 2016, respectively	313	317			322
Property and equipment, net	177	193			192
Prepaid expenses and other assets	412	398			422
Investments in discontinued subsidiaries					2,581
Total assets	9,018	9,151		$ 14,178	14,521
Liabilities:
Accounts payable and other accrued liabilities	796	955			933
Income taxes payable	164	137			4
Deferred tax liability	176	169			370
Notes payable	748	759			987
Total liabilities	4,195	4,340			7,279
Equity:
Additional paid-in capital	4,573	4,587			4,848
Retained earnings	360	217			1,784
Accumulated other comprehensive earnings (loss)	(7)	111			(13)
Less: Treasury stock, 13,286,567 shares and 27,001,492 shares as of December 31, 2017 and 2016, respectively, at cost	(468)	(468)			(623)
Total Fidelity National Financial, Inc. shareholders’ equity	4,458	4,447			5,996
Total liabilities, redeemable non-controlling interest and equity	$ 9,018	$ 9,151			$ 14,521
Common stock, par value (in usd per share)			$ 0.0001
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000			50,000,000
Preferred stock, shares issued (in shares)	0	0			0
Preferred stock, shares authorized (in shares)	0	0			0
Treasury stock, shares (in shares)	13,289,502	13,286,567			27,001,492
FNF Group Common Stock
Equity:
Common stock	$ 0	$ 0			$ 0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	487,000,000	487,000,000			487,000,000
Common stock, shares outstanding (in shares)	274,576,896	274,431,737			272,205,261
Common stock, shares issued (in shares)	287,866,398	287,718,304			285,041,900
FNFV Group Common Stock
Equity:
Common stock		$ 0			$ 0
Common stock, par value (in usd per share)		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)		0			113,000,000
Common stock, shares outstanding (in shares)		0			66,416,822
Common stock, shares issued (in shares)		0			80,581,675
Parent Company
ASSETS
Cash and cash equivalents, at December 31, 2017 and 2016, includes pledged cash of $475 and $331, respectively, related to secured trust deposits		$ 230			$ 246	$ 293	$ 151
Short-term investments, includes pledged short term investments of $3 and $212 at December 31, 2017 and 2016, respectively, related to secured trust deposits		85			1
Carrying Value		1			0
Investment in unconsolidated affiliates		13			7
Trade and notes receivables, net of allowance of $18 and $21 at December 31, 2017 and 2016, respectively		576			622
Investments in and amounts due from subsidiaries		4,672			4,253
Property and equipment, net		4			4
Prepaid expenses and other assets		1			3
Investments in discontinued subsidiaries		0
Total assets		5,582			7,717
Liabilities:
Accounts payable and other accrued liabilities		72			42
Income taxes payable		137			65
Deferred tax liability		169			629
Notes payable		757			985
Total liabilities		1,135			1,721
Equity:
Additional paid-in capital		4,587			4,848
Retained earnings		217			1,784
Accumulated other comprehensive earnings (loss)		111			(13)
Less: Treasury stock, 13,286,567 shares and 27,001,492 shares as of December 31, 2017 and 2016, respectively, at cost		(468)			(623)
Total Fidelity National Financial, Inc. shareholders’ equity		4,447			5,996
Total liabilities, redeemable non-controlling interest and equity		$ 5,582			$ 7,717
Preferred stock par value (in usd per share)		$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)		50,000,000			50,000,000
Preferred stock, shares issued (in shares)		0			0
Preferred stock, shares authorized (in shares)		0			0
Treasury stock, shares (in shares)		13,286,567			27,001,492
Parent Company | FNF Group Common Stock
Equity:
Common stock		$ 0			$ 0
Common stock, par value (in usd per share)		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)		487,000,000			487,000,000
Common stock, shares outstanding (in shares)		274,431,737			272,205,261
Common stock, shares issued (in shares)		287,718,304			285,041,900
Parent Company | FNFV Group Common Stock
Equity:
Common stock		$ 0			$ 0
Common stock, par value (in usd per share)		$ 0			$ 0.0001
Common stock, shares authorized (in shares)		0			113,000,000
Common stock, shares outstanding (in shares)		0			66,416,822
Common stock, shares issued (in shares)		0			80,581,675